Cover	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Registrant Name	Fortitude Life Insurance & Annuity Company
Entity Incorporation, State or Country Code	AZ
Entity File Number	033-44202
Entity Tax Identification Number	06-1241288
Entity Address, Address Line One	Ten Exchange Place
Entity Address, Address Line Two	Suite 2210
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	7302
City Area Code	615
Local Phone Number	981-8801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000881453